Hedge accounting - Summary of detailed information about hedging instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 9,738,021	R$ 2,537,950	R$ 248,896
Variation in the amounts used to calculate hedge ineffectiveness	(18,758)	(60,563)	(7,133)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	310,069	245,986	186,412
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	19,474	52,299	5,946
Notional value	440,022	349,218	248,896
Variation in the amounts used to calculate hedge ineffectiveness	(18,758)	(60,563)	(7,133)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	9,264,330	2,178,459
Variation in value recognized in income	506,190	(47,923)
Notional value	9,297,999	2,188,732	0
Variation in the amounts used to calculate hedge ineffectiveness	(495,191)	46,795
Foreign exchange risk | Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	310,069	245,986	186,412
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	19,474	52,299	5,946
Notional value	440,022	349,218	248,896
Variation in the amounts used to calculate hedge ineffectiveness	(18,758)	349,218	R$ (7,133)
Foreign exchange risk | Fair value hedge | Futures contracts
Disclosure of detailed information about hedged items [line items]
Assets	310,069
Liabilities	433,987
Notional value	876,826
Variation in the amounts used to calculate hedge ineffectiveness	(22,300)
Hedge ineffectiveness recognized in income	720
Interest rate and foreign exchange risk | Fair value hedge | Hedge of securities
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	9,264,330	2,178,459
Variation in value recognized in income	506,190	(47,923)
Notional value	9,297,999	2,188,732
Variation in the amounts used to calculate hedge ineffectiveness	(495,191)	46,795
Interest rate risk | Fair value hedge | Futures contracts
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	8,830,343	2,178,459
Notional value	8,861,195	2,188,732
Variation in the amounts used to calculate hedge ineffectiveness	(491,649)	46,795
Hedge ineffectiveness recognized in income	R$ 10,995	R$ (1,128)